Investment Securities, Held-to-maturity Securities, Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment Securities [Abstract]
Sales and transfers of held to maturity securities	$ 0	$ 0
Amortized Cost [Abstract]
Amortized Cost	27,551	45,490
Fair Value [Abstract]
Fair Value	28,701	47,526
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	27,551
Amortized Cost	27,551	35,500
Fair Value [Abstract]
Securities, fair value	28,701
Fair Value	$ 28,701	$ 37,236